Taxes Other Than Income Taxes	12 Months Ended
Dec. 31, 2015
Taxes Other Than Income Taxes [Abstract]
Taxes Other Than Income Taxes

Note 8 – Taxes Other than Income Taxes

The following table provides the components of taxes other than income taxes:

	Years Ended December 31,
	2015	2014	2013
Property	$26,545	$24,133	$25,341
Capital Stock	1,644	1,315	2,127
Gross receipts, excise and franchise	10,362	10,945	11,775
Payroll	9,539	7,583	7,395
Regulatory assessments	2,689	2,538	2,462
Other	4,278	3,939	3,585
Total taxes other than income	$55,057	$50,453	$52,685